T. ROWE PRICE Retirement I 2050 Fund - I Class
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 2 .5%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  – 59,506 1,649 10,781,538 56,819
New Income Fund  104,152 17,154 78,068 4,339,747 40,316
U.S. Treasury Long-Term Index
Fund  41,818 14,383 43,847 1,904,539 21,007
International Bond Fund (USD
Hedged)  33,249 5,503 25,324 1,287,211 12,447
Dynamic Global Bond Fund  21,926 4,025 14,543 1,067,313 10,268
Total Bond Mutual Funds (Cost $ 142,130 ) 140,857
EQUITY MUTUAL FUNDS 95 .8%
T. Rowe Price Funds:
Value Fund  1,089,907 360,188 152,033 26,052,167 1,173,129
Growth Stock Fund (3) 947,718 299,659 146,714 10,265,267 923,463
Equity Index 500 Fund  446,902 209,653 72,094 5,039,947 580,753
International Value Equity Fund  408,093 123,436 33,553 30,313,011 458,636
Overseas Stock Fund  388,817 121,241 31,938 34,917,799 438,218
International Stock Fund  364,703 124,127 29,975 20,390,930 377,436
Mid-Cap Value Fund  213,648 58,005 21,606 6,857,334 232,738
Mid-Cap Growth Fund (3) 196,058 66,992 13,962 2,051,018 211,727
Emerging Markets Stock Fund  204,775 51,449 28,066 4,058,844 171,161
Emerging Markets Discovery
Stock Fund  78,381 115,887 8,750 11,475,523 161,805
Real Assets Fund  138,325 35,373 11,233 10,799,812 161,457
Small-Cap Value Fund  131,029 36,780 9,973 2,492,612 143,699
Small-Cap Stock Fund  136,115 39,052 12,903 2,237,812 140,065
New Horizons Fund (3) 112,203 37,792 13,827 1,624,247 103,643
U.S. Large-Cap Core Fund  75,241 39,147 6,392 3,035,016 99,852
U.S. Equity Research Fund  – 88,741 1,507 2,006,536 83,552
Total Equity Mutual Funds (Cost $ 4,925,312 ) 5,461,334
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  511 73,785 73,719 5,908 588
Total Other Mutual Funds (Cost $ 577 ) 588

T. ROWE PRICE Retirement I 2050 Fund - I Class

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .7%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (4) 92,737 253,870 248,080 98,526,957 98,527
Total Short-Term Investments (Cost $ 98,527 ) 98,527
Total Investments in Securities 100.0%
(Cost $5,166,546) $ 5,701,306
Other Assets Less Liabilities (0.0)% (2,143)
Net Assets 100.0% $ 5,699,163
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $455 and $8,466, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement I 2050 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 277 $ (1,140) $ 420
Emerging Markets Discovery Stock Fund  4,521 (23,713) 2,886
Emerging Markets Stock Fund  14,250 (56,997) 3,680
Equity Index 500 Fund  17,902 (3,708) 5,674
Growth Stock Fund  118,256 (177,200) —
International Bond Fund (USD Hedged)  232 (981) 413
International Stock Fund  28,508 (81,419) 6,463
International Value Equity Fund  6,552 (39,340) 14,691
Limited Duration Inflation Focused Bond Fund  245 (1,038) 1,197
Mid-Cap Growth Fund  26,718 (37,361) —
Mid-Cap Value Fund  20,311 (17,309) 3,676
New Horizons Fund  19,393 (32,525) —
New Income Fund  1,196 (2,922) 1,200
Overseas Stock Fund  7,681 (39,902) 10,728
Real Assets Fund  2,564 (1,008) 4,087
Small-Cap Stock Fund  13,809 (22,199) 605
Small-Cap Value Fund  11,945 (14,137) 1,466
Transition Fund  842 11 34
U.S. Equity Research Fund  957 (3,682) 325
U.S. Large-Cap Core Fund  8,030 (8,144) 875
U.S. Treasury Long-Term Index Fund  (7,405) 8,653 622
Value Fund  132,759 (124,933) 16,140
U.S. Treasury Money Fund, 0.14% — — 54
Affiliates not held at period end 234 (221) 97
Totals $ 429,777 # $ (681,215) $ 75,333 +
# Capital gain distributions from mutual funds represented $344,737 of the net realized gain
(loss).
+ Investment income comprised $75,333 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2050 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2050 Fund - I Class  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement I 2050 Fund - I Class

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
R419-054Q3 02/22